Revenue Revenue - Disaggregation of revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disaggregation of Revenue [Line Items]
Total revenues	$ 123,420	$ 246,492	$ 266,169	$ 588,392
Voyage Charters - Suezmax
Disaggregation of Revenue [Line Items]
Total revenues	61,794	93,985	117,737	251,705
Voyage Charters - Aframax
Disaggregation of Revenue [Line Items]
Total revenues	23,544	59,369	50,613	131,833
Voyage Charters - LR2
Disaggregation of Revenue [Line Items]
Total revenues	16,518	27,873	33,667	76,659
Voyage Charters - Full Service Lightering
Disaggregation of Revenue [Line Items]
Total revenues	12,142	26,699	24,182	65,207
Voyage charter revenues
Disaggregation of Revenue [Line Items]
Total revenues	113,998	207,926	226,199	525,404
Time Charters - Aframax
Disaggregation of Revenue [Line Items]
Total revenues	5,292	2,158	11,532	2,158
Time Charters - Suezmax
Disaggregation of Revenue [Line Items]
Total revenues	955	31,000	20,390	46,567
Time Charters - LR2
Disaggregation of Revenue [Line Items]
Total revenues	818	1,828	3,428	1,828
Time-charter [Member]
Disaggregation of Revenue [Line Items]
Total revenues	7,065	34,986	35,350	50,553
Ship-to-ship support services, Other revenue
Disaggregation of Revenue [Line Items]
Total revenues	1,131	1,123	2,101	7,842
Commercial management, Other revenue
Disaggregation of Revenue [Line Items]
Total revenues	1,226	1,848	2,519	4,201
LNG terminal management, consultancy and other, Other revenue
Disaggregation of Revenue [Line Items]
Total revenues	0	609	0	392
Other revenues
Disaggregation of Revenue [Line Items]
Total revenues	$ 2,357	$ 3,580	$ 4,620	$ 12,435